Intangible Assets, Net	12 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Intangible assets, net
(10)	Intangible assets, net

Intangible assets, net, are comprised of the following:

	As of June 30,
	2024	2025
	RMB	RMB
Software and operating system	96,001	96,638
Non-compete agreements	8,175	8,175
Agent resources	137,944	137,944
Insurance brokerage licenses	89,071	86,854
Trade names	142,464	142,464
Sub-total	473,655	472,075
Disposal	(2,218)	-
Total	471,437	472,075
Less: Accumulated amortization	(53,870)	(146,099)
Less: Impairment loss	-	(325,130)
Intangible asset, net	417,567	846

As disclosed in in Note 3(b), the recognized intangible assets including software, non-compete agreements, agent resources, insurance brokerage license and trade names amounting to RMB468,832 in the aggregate were acquired through a business combination transaction on December 31, 2023 and were individually measured at their respective fair values as of the acquisition date. In 2024, the Group disposed an insurance brokerage license amounting to RMB2,218 owned by a majority-owned subsidiary in Hong Kong which was deconsolidated as the Group has lost its control over the subsidiary starting from April 1, 2024 (see details in Note 2(i)).

The Group performs annual intangible assets impairment test at each year end. In 2025 annual test, the Group noted the underperformance of acquired insurance agency business as compared to the projected results from acquisition, mainly due to the impact of newly released industrial regulatory rules capping the commission rates charged by insurance intermediaries, and determined that it was more likely than not that there were indications of impairment for the reporting unit of Insurance Agency. The Group utilized the discounted cash flow model to estimate the fair value of the intangible assets and concluded that the carrying amount of intangible assets exceeded its fair value. As a result, an impairment loss on intangible assets of RMB325,130 was recognized in the consolidated statement of income and comprehensive income for the fiscal year ended June 30, 2025. There were no impairment charges for intangible assets recorded for the years ended June 30, 2023 and 2024.

Amortization expenses for intangible assets recognized for the years ended June 30, 2023, 2024 and 2025 were RMB848, RMB50,837 and RMB92,229, respectively. The intangible assets are impaired as year end of the date and no amortization expenses are expected in next year.